Property and Equipment Net (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Depreciation expense	$ 42,819	$ 6,581	$ 94,281	$ 8,159	$ 11,702	$ 12,927
Impairment expense related to property and equipment					$ 43,000	$ 219,707
Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives					2 years
Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives					5 years
Lab equipment [Member]
Property, Plant and Equipment [Line Items]
Deposits					$ 725,626